EXPLORATION AND EVALUATION ASSETS - Queensway Project - Gander, Newfoundland (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) ha agreement item claim shares	Dec. 31, 2020 CAD ($) ha claim item
Exploration and Evaluation Assets [Line Items]
Investments received for exploration and evaluation assets	$ 500,000	$ 4,462,703
Legal and filing fees	955,337	677,243
Newfoundland
Exploration and Evaluation Assets [Line Items]
Investments received for exploration and evaluation assets		4,462,703
Gain on sale of exploration and evaluation assets		4,384,953
Derecognition of exploration and evaluation assets		$ 77,750
Percentage of NSR retained on future production from the mineral claim		2.00%
Aggregate cash consideration	$ 7,444,306
Queensway
Exploration and Evaluation Assets [Line Items]
Percentage of interest in mineral licenses	100.00%
Number of mineral licenses | item	86	86
Number of claims | claim	6,041	6,041
Area of hectares of land | ha	151,030	151,030
Number of separate, fully executed option agreements | item	9
Payments of net smelter return royalties to the optionors	$ 1,000,000	$ 250,000
Total cost of NSR'S that may be purchased at entity's discretion	$ 5,250,000
Number of royalty purchase agreements entered | agreement	3
Percentage of vendor's royalty interests to be acquired	100.00%
Royalty interest (as a percent)	0.20%
Aggregate royalty interest (as a percent)	0.60%
Cash consideration paid for royalty interests	$ 1,300,000
Number of shares issued | shares	152,941
Aggregate cash consideration	$ 3,900,000
Purchase assets of estimated fair value	3,505,408
Legal and filing fees	$ 38,898
Aggregate share consideration | shares	458,823
Queensway | Long Range Exploration Corporation
Exploration and Evaluation Assets [Line Items]
Common shares acquired on sale of stand-alone claim | shares	5,000,000
Investments received for exploration and evaluation assets	$ 500,000
Gain on sale of exploration and evaluation assets	499,415
Derecognition of exploration and evaluation assets	$ 585
Percentage of NSR retained on future production from the mineral claim	1.00%
Percentage of NSR which can be repurchased by counterparty	0.50%
Amount for repurchase of NSR	$ 750,000
Queensway | Minimum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)	0.50%	0.60%
Queensway | Maximum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)	1.60%	2.50%